Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Common Stock Equivalents (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	762,457		775,790	1,586,624
Total common stock equivalents included in dilutive income per share		21,801
HBC Earnout Shares [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	4,000			450,000
Warrants – Public [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	123,500		123,500	123,500
Warrants - Private [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	108,100		108,100	108,100
Warrants - Series A [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	508,857		508,857	167,976
Stock-based compensation - equity awards [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	6,000		19,333
Stock-based compensation - warrants [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	12,000		12,000
Stock-based compensation - equity awards [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents included in dilutive income per share		21,801